Related Parties (Detail Textual) (USD $)	1 Months Ended	12 Months Ended			0 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended	5 Months Ended	12 Months Ended
	Aug. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Dec. 10, 2013 Private placement	Dec. 31, 2013 Apex Note Purchase Agreement (the "Purchase Agreement")	Dec. 31, 2013 Series D Preferred Stock	Dec. 31, 2012 Series D Preferred Stock	Nov. 30, 2013 Series E Preferred Stock	Dec. 31, 2013 Series E Preferred Stock	Dec. 31, 2013 Chief Financial Officer	Jun. 04, 2012 Chief Financial Officer	Dec. 31, 2013 Chief Financial Officer Series D Preferred Stock	Dec. 31, 2012 Separation Agreement Chief Financial Officer	Dec. 31, 2012 Separation Agreement Chief Financial Officer	Dec. 31, 2013 Separation Agreement Chief Financial Officer	Jul. 23, 2012 Separation Agreement Chief Financial Officer
Related Party Transaction [Line Items]
Percentage of interest accrued on outstanding accounts payable balance											25.00%	12.00%
Interest expense to related parties		$ 0	$ 114,000
Due from related party		188,000	202,000	182,000		188,000
Amount paid per month														205,000
Amount payable																	891,000
Interest rate															25.00%
Payment due from first day of each month beginning may 1 2013																36,000
Rent expense		$ 130,000	$ 84,000
Common shares issued in exchange for services (in shares)	166,667				33,333		17,200	21,200	4,500	4,500			2,000